Use of estimates and judgments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Use of estimates and judgments
4.
Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or, if the revision affects both current and future periods, in the period of the revision and future periods.
Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and understanding results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.
The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.
The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.
Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expenses and liabilities. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.
The company is subject to income tax in numerous jurisdictions. Significant judgment is required to determine the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimates are made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period that such determination is made.
Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the following year are further discussed in the relevant notes hereafter.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty relate mainly to the following: accounting for the
COVID-19
pandemic impact on the company’s results and the divestiture of the Australian operations as discussed below.

(A)
COVID-19
pandemic impact
The company’s business, financial condition, cash flows and operating results have been and may continue to be negatively impacted by the
COVID-19
pandemic. The public health crisis caused by the
COVID-19
pandemic, as well as measures taken in response to contain or mitigate the pandemic, have had, and are expected to continue to have, certain negative impacts on the company’s results including, without limitation : a negative impact on volume sold and revenue, a negative impact on cost of sales per hectoliter
driven by
non-variable
cost and the loss of operational efficiencies due to volume declines, impairment losses on inventories, impairment losses on trade and other receivables,

a series of cost incurred exclusively as a result of the
COVID-19
pandemic

and goodwill impairment charges
 referred to below and reported in
non-recurring
items – see also Note 7
Non-recurring
items
, Note

1
1

Goodwill,
Note

13
Trade and other receivables
and Note 17
Inventories
.
Management considered the impact of
COVID-19
and the current economic environment on the basis of preparation of these interim condensed consolidated financial statements. Although the company has noticed an adverse impact on its financial position, results of operations, and cash flows during the first six month of 2020, it continues to adequately manage its liquidity and capital resources (refer to Note 14
Cash and cash equivalents and investment securities
,
Note 19
Interest-bearing loans and borrowings
and Note 22
Risks arising from financial instruments
). As such, management concluded the company is able to continue as a going concern.
Goodwill impairment
The
COVID-19
pandemic resulted in a sharp contraction of sales during the second quarter of 2020 in many countries in which the company operates. The decline in performance resulting from the
COVID-19
pandemic is viewed as a triggering event for impairment testing in accordance with IAS 36
Impairment of Assets
. Consequently, the company conducted an impairment test during the second quarter of 2020 for the cash-generating units showing the highest invested capital to EBITDA multiples: Colombia, Rest of Middle Americas, South Africa, Rest of Africa and Rest of Asia Pacific.
During its interim goodwill impairment testing, the company considered several scenarios of the recovery of sales for the different cash-generating units being tested and ran sensitivity analysis for key assumptions including the weighted average cost of capital and the terminal growth rate. These scenarios are based on management’s assumptions on the recovery in a base case (which the company deemed to be the most likely case at the time of the impairment test), a best case and a worst case scenario per cash generating unit following the common recovery shapes: L, U and V where the letters describe the trajectory of key assumptions tracking economic conditions. In view of the uncertainties, management assumed a 15 to 30% probability for the worst case scenario, dependent on the cash generating units in this interim impairment testing.
Based upon the results of the impairment test and considering the assumptions described in Note 11
Goodwill
, the company concluded that no goodwill impairment was warranted under the base and best case scenarios. Neverhteless, under the worst

case scenario r
an
 with higher discount rates to factor the heightened business risk, the company concluded that the recoverable amounts were below the carrying value for the South Africa and Rest of Africa cash-generating units. As a consequence, management concluded, based on the valuations performed, that it was prudent in view of the uncertainties to record an impairment of goodwill of (1.5) billion US dollar for the South Africa cash generating unit and (1.0) billion US dollar for the Rest of Africa cash generating unit applying a 30%
probability
of occurrence. Refer to Note 11
Goodwill
.
COVID-19
costs
As required by IAS 1
Presentation of financial statements,
the company has assessed the impact of the
COVID-19
outbreak on its performance for the
six-month
period ended 30 June 2020, and reported (78)m US dollar of costs in exceptional items as a result of the pandemic. These expenses mainly comprise costs related to personal protection equipment for the company’s employees, charitable donations and other costs incurred as a direct consequence of the
COVID-19
pandemic. Refer to Note 7
Exceptional items
.

(B)
DIVESTITURE OF AUSTRALIA BUSINESS TO ASAHI
On 19 July 2019, AB InBev announced an agreement to divest its Australia business (Carlton & United Breweries) to Asahi at 16 billion AUD in enterprise value. As part of this transaction, the company granted Asahi rights to commercialize its portfolio of global and international brands in Australia. The transaction closed on 1 June 2020.
As of 31 December 2019, AB InBev classified the assets and liabilities associated with the Australian operations as assets held for sale and liabilities associated with assets held for sale in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
. In addition, since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations, as required by IFRS 5 and presented in a separate line in the consolidated income statement (“profit from discontinued operations”), up to 31 May 2020. Refer to Note 15
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
. On 1 June 2020, following the closing of the transaction, the company recognized a net gain on disposal of 1.9 billion US dollar in discontinued operations. Refer to Note 15
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.